FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 10 — Fair Value Measurements

Derivative Instruments: Derivative instruments that are not traded on an exchange are valued using conventional calculations/models that are primarily based on unobservable inputs such as private company unit price and volatilities, and therefore, such derivative instruments are included in Level 3.

Warrant Liabilities: Warrant liabilities that are not traded on an exchange are valued using conventional calculations/models that are primarily based on unobservable inputs such as private company unit price and volatilities, and therefore, such warrant instruments are included in Level 3.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2024 and December 31, 2023, respectively, and indicates the fair value hierarchy of the valuation inputs the Company utilized.

		September 30,	December 31,
Description	Level	2024	2023
Liabilities
Warrant liabilities	3	$52,955,510	$22,024,165
Derivative liabilities	3	$2,027,773	$922,834

The Company has determined that the warrants associated with notes are subject to treatment as a liability as the warrants for units of the Company are not indexed to its own membership interests. The warrants are subject to remeasurement at each Balance Sheet date and any change in fair value is recognized as a component of other expense on the statements of operations. The Company will continue to adjust the liability for changes in fair value until the earlier of the exercise or expiration of the warrants. At that time, the portion of the warrant liability related to the common unit warrants will be reclassified to additional paid-in capital.

The following tables present information about the change in fair value of the Company’s Level 3 warrant liabilities and derivative liabilities for the three and nine months ended September 30, 2024:

	Three months ended	Nine months ended
Warrant liabilities	September 30, 2024	September 30, 2024
Fair Value - beginning of period	$35,502,826	$22,024,165
Addition	3,432,870	18,674,089
Change in fair value	14,019,814	12,257,256
Fair Value - end of period	$52,955,510	$52,955,510

	Three months ended	Nine months ended
Derivative liabilities	September 30, 2024	September 30, 2024
Fair Value - beginning of period	$1,498,227	$922,834
Addition	—	555,682
Change in fair value	529,546	549,257
Fair Value - end of period	$2,027,773	$2,027,773

NOTE 12 — Fair Value Measurements

Derivative Instruments:   Derivative instruments that are not traded on an exchange are valued using conventional calculations/models that are primarily based on unobservable inputs such as private company unit price and volatilities, and therefore, such derivative instruments are included in Level 3.

Warrant Liabilities:   Warrant liabilities that are not traded on an exchange are valued using conventional calculations/models that are primarily based on unobservable inputs such as private company unit price and volatilities, and therefore, such warrant instruments are included in Level 3.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2023 and 2022, respectively, and indicates the fair value hierarchy of the valuation inputs the Company utilized.

		December 31,	December 31,
Description	Level	2023	2022
Liabilities
Warrant liabilities	3	$22,024,165	$5,652,553
Derivative Liabilities	3	$922,834	$1,572,078

The Company has determined that the warrants associated with notes are subject to treatment as a liability as the warrants for units of the Company are not indexed to its own membership interests. The warrants are subject to remeasurement at each Balance Sheet date and any change in fair value is recognized as a component of other expense on the statements of operations. The Company will continue to adjust the liability for changes in fair value until the earlier of the exercise or expiration of the warrants. At that time, the portion of the warrant liability related to the common unit warrants will be reclassified to additional paid-in capital.

Mars Acquisition Corporation
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 8 — FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s assets and that are measured at fair value on a recurring basis at September 30, 2024 and September 30, 2023 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	September 30, 2024	September 30, 2023
Assets:
Marketable securities held in Trust Account	1	$23,142,783	$72,587,820
		$23,142,783	$72,587,820

Liabilities:
Convertible notes payable - related party	1	$456,228	$—
Forward purchase agreement	3	328,000	—
		$784,228	$—